Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Inventories
Schedule of inventories, net

	September 29, 2012	December 31, 2011

Raw materials	$83	$91
Work in process	376	392
Finished goods	491	409
Total	$950	$892

	2011	2010
Raw materials	$91	$102
Work in process	392	231
Finished goods	409	273

	$892	$606